Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [Member]	Other equity interest [member]	Retained earnings [member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2019	$ 224,528		$ 89,806	$ (316,891)	$ 94	$ (2,463)
Balance, shares at Dec. 31, 2019	19,994,510
IfrsStatementLineItems [Line Items]
Net loss				(2,671)		(2,671)
Other comprehensive loss: Foreign currency translation adjustments					1	1
Other comprehensive loss: Actuarial (loss) on defined benefit plans				(30)		(30)
Comprehensive loss				(2,701)	1	(2,700)
Reclassification of warrants upon registration		4,237				4,237
Issuance of common shares and warrants, net of transaction costs	$ 2,196		(362)			1,834
Issuance of common shares and warrants, net of transaction costs, shares	3,589,561
Share-based compensation costs			23			23
Balance at Jun. 30, 2020	$ 226,724	4,237	89,467	(319,592)	95	931
Balance, shares at Jun. 30, 2020	23,584,071
Balance at Dec. 31, 2020	$ 235,008	12,402	89,505	(322,659)	(1,045)	13,211
Balance, shares at Dec. 31, 2020	62,678,613
IfrsStatementLineItems [Line Items]
Net loss				(3,484)		(3,484)
Other comprehensive loss: Foreign currency translation adjustments					421	421
Other comprehensive loss: Actuarial (loss) on defined benefit plans				(86)		(86)
Comprehensive loss				(3,570)	421	(3,149)
Issuance of common shares and warrants, net of transaction costs	$ 29,082	1,897				30,979
Issuance of common shares and warrants, net of transaction costs, shares	23,586,207
Exercise of warrants (note 10)	$ 29,769	(9,728)				20,041
Exercise of warrants (note 10), shares	35,011,187
Transfer of warrant issuance costs upon 2021 exercise of warrants (note 10)	$ (532)	532
Transfer of warrant issuance costs upon 2021 exercise of warrants (note 10), shares
Exercise of deferred share units (note 10)	$ 20		(28)			(8)
Exercise of deferred share units (note 10), shares	21,000
Share-based compensation costs			273			273
Balance at Jun. 30, 2021	$ 293,347	$ 5,103	$ 89,750	$ (326,229)	$ (624)	$ 61,347
Balance, shares at Jun. 30, 2021	121,297,007